Form N-1A Supplement	Dec. 11, 2025
Invesco U.S. Government Money Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED DECEMBER 11, 2025 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco U.S. Government Money Portfolio
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.